ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company

TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service	Subsidiary
Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service	Subsidiary
Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Zhixuesi Education Consulting (Beijing) Co., Ltd. (“Zhixuesi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Pengxin TAL Industrial investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Firstleap Education (“Firstleap”)	January 22, 2016	Cayman Islands	100%	Intermediate holding company	Subsidiary

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company
Firstleap Education (HK) Limited (“Firstleap Hong Kong”)	January 22, 2016	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Lebai Information Consulting Co., Ltd. (“Lebai Information”)	January 22, 2016	Beijing	100%	Education and management consulting service	Subsidiary
Beijing Yizhen Xuesi Education Technology Co., Ltd. (“Yizhen Xuesi”)	November 3, 2016	Beijing	100%	Software and Network development,sales and consulting service	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and Educational consulting service	VIE
Beijing Lebai Education Consulting Co., Ltd. (“Lebai Education”)	January 22, 2016	Beijing	N/A*	Educational consulting service	VIE
Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School” )	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Shanghai Xueersi Education Training Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Shenzhen Xueersi Training Center (“Shenzhen School”)	November 12, 2013	Shenzhen	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
TAL Training School (Shanghai) Co., Ltd. (“TAL Shanghai”)	February 20, 2019	Shanghai	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools

Schedule of Variable Interest Entities

	As of February 29,	As of February 28,
	2020	2021

Cash and cash equivalents	$350,035	$820,301
Other current assets	159,706	324,568

Total current assets	509,741	1,144,869

Property and equipment, net	286,982	430,137
Other non-current assets	2,038,941	2,555,459

Total assets	2,835,664	4,130,465

Deferred revenue-current	733,253	1,328,473
Other current liabilities	898,959	1,488,763

Total current liabilities	1,632,212	2,817,236

Total non-current liabilities	891,633	1,163,622

Total liabilities	$2,523,845	$3,980,858

	For the year ended	For the year ended	For the year ended
	February 28	February 29,	February 28,
	2019	2020	2021

Net revenues	$2,406,642	$3,058,285	$4,244,907
Net income	$606,560	$534,070	$488,866

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Net cash provided by operating activities	$409,103	$215,892	$727,661
Net cash used in investing activities	$(346,183)	$(134,936)	$(224,235)
Net cash used in financing activities	$(4,392)	$(5,173)	$(3,518)